Lease (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Lease term	2 years	2 years
Lease agreement , description	The lease agreement expired in August 2021.